UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

1

Advisor Class: CBSYX

May 31, 2024

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Fund Information

AB Global Risk Allocation Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.12%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$10,000	$10,000	$10,000
11/14	$10,126	$10,045	$10,022
11/15	$9,897	$9,972	$9,825
11/16	$10,235	$10,287	$10,149
11/17	$11,517	$12,720	$11,829
11/18	$11,105	$12,737	$11,718
11/19	$12,023	$14,588	$13,171
11/20	$13,187	$16,706	$14,844
11/21	$14,991	$20,345	$16,509
11/22	$14,318	$18,136	$14,353
11/23	$14,183	$20,490	$15,588
05/24	$15,151	$23,963	$17,002

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	6.83%	9.08%	5.58%	4.24%
Advisor Class (with sales charge)	6.83%	9.08%	5.58%	4.24%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CBSYX-S for the most recent performance information.

Advisor Class: CBSYX

2

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Graphical Representation of Holdings

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Country Breakdown

Value	Value
United States	47.6%
Short-Term Investments	37.7%
United Kingdom	1.6%
France	1.3%
Switzerland	1.6%
Germany	1.1%
Mexico	0.7%
Denmark	1.0%
Netherlands	0.6%
Sweden	0.3%
Italy	0.5%
Spain	0.2%
Finland	0.3%
Norway	0.1%
Others	5.4%

Advisor Class: CBSYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBSYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBSYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

GRA-ADV-0154-0524

Advisor Class: CBSYX

1

Class A: CABNX

May 31, 2024

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Fund Information

AB Global Risk Allocation Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.38%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$9,575	$10,000	$10,000
11/14	$9,680	$10,045	$10,022
11/15	$9,432	$9,972	$9,825
11/16	$9,735	$10,287	$10,149
11/17	$10,923	$12,720	$11,829
11/18	$10,507	$12,737	$11,718
11/19	$11,346	$14,588	$13,171
11/20	$12,412	$16,706	$14,844
11/21	$14,081	$20,345	$16,509
11/22	$13,407	$18,136	$14,353
11/23	$13,247	$20,490	$15,588
05/24	$14,137	$23,963	$17,002

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	6.72%	8.80%	5.33%	3.97%
Class A (with sales charge)	2.18%	4.15%	4.41%	3.52%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CABNX-S for the most recent performance information.

Class A: CABNX

2

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Graphical Representation of Holdings

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Country Breakdown

Value	Value
United States	47.6%
Short-Term Investments	37.7%
United Kingdom	1.6%
France	1.3%
Switzerland	1.6%
Germany	1.1%
Mexico	0.7%
Denmark	1.0%
Netherlands	0.6%
Sweden	0.3%
Italy	0.5%
Spain	0.2%
Finland	0.3%
Norway	0.1%
Others	5.4%

Class A: CABNX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABNX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CABNX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

GRA-A-0154-0524

Class A: CABNX

1

Class C: CBACX

May 31, 2024

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Fund Information

AB Global Risk Allocation Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.14%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$10,000	$10,000	$10,000
11/14	$10,075	$10,045	$10,022
11/15	$9,745	$9,972	$9,825
11/16	$9,981	$10,287	$10,149
11/17	$11,113	$12,720	$11,829
11/18	$10,613	$12,737	$11,718
11/19	$11,373	$14,588	$13,171
11/20	$12,348	$16,706	$14,844
11/21	$13,899	$20,345	$16,509
11/22	$13,139	$18,136	$14,353
11/23	$12,890	$20,490	$15,588
05/24	$13,698	$23,963	$17,002

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	6.26%	7.94%	4.53%	3.20%
Class C (with sales charge)	5.26%	6.94%	4.53%	3.20%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CBACX-S for the most recent performance information.

Class C: CBACX

2

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Graphical Representation of Holdings

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Country Breakdown

Value	Value
United States	47.6%
Short-Term Investments	37.7%
United Kingdom	1.6%
France	1.3%
Switzerland	1.6%
Germany	1.1%
Mexico	0.7%
Denmark	1.0%
Netherlands	0.6%
Sweden	0.3%
Italy	0.5%
Spain	0.2%
Finland	0.3%
Norway	0.1%
Others	5.4%

Class C: CBACX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

GRA-C-0154-0524

Class C: CBACX

1

Class I: CABIX

May 31, 2024

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Fund Information

AB Global Risk Allocation Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.10%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$10,000	$10,000	$10,000
11/14	$10,126	$10,045	$10,022
11/15	$9,911	$9,972	$9,825
11/16	$10,277	$10,287	$10,149
11/17	$11,572	$12,720	$11,829
11/18	$11,165	$12,737	$11,718
11/19	$12,089	$14,588	$13,171
11/20	$13,263	$16,706	$14,844
11/21	$15,090	$20,345	$16,509
11/22	$14,416	$18,136	$14,353
11/23	$14,281	$20,490	$15,588
05/24	$15,263	$23,963	$17,002

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	6.88%	9.07%	5.62%	4.32%
Class I (with sales charge)	6.88%	9.07%	5.62%	4.32%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CABIX-S for the most recent performance information.

Class I: CABIX

2

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Graphical Representation of Holdings

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Country Breakdown

Value	Value
United States	47.6%
Short-Term Investments	37.7%
United Kingdom	1.6%
France	1.3%
Switzerland	1.6%
Germany	1.1%
Mexico	0.7%
Denmark	1.0%
Netherlands	0.6%
Sweden	0.3%
Italy	0.5%
Spain	0.2%
Finland	0.3%
Norway	0.1%
Others	5.4%

Class I: CABIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CABIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

GRA-I-0154-0524

Class I: CABIX

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MAY 05.31.24

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 31.8%
United States – 31.8%
U.S. Treasury Inflation Index
0.375%, 07/15/2025 (TIPS)	U.S.$	31,313	$30,520,576
0.375%, 01/15/2027 (TIPS)		7,280	6,900,487
0.50%, 01/15/2028 (TIPS)		19,642	18,417,026

Total Inflation-Linked Securities (cost $57,578,964)			55,838,089

GOVERNMENTS - TREASURIES – 17.4%
Japan – 17.4%
Japan Treasury Discount Bill
Series 1232 Zero Coupon, 08/19/2024 (cost $30,732,438)	JPY	4,800,000	30,519,289

		Shares
INVESTMENT COMPANIES – 15.1%
Funds and Investment Trusts – 15.1%(a)
Altaba, Inc.(b)(c)(d)		1,120	– 0	–
iShares MSCI Emerging Markets ex China ETF(e)		37,400	2,128,060
VanEck JPMorgan EM Local Currency Bond ETF – Class E(e)		98,020	2,376,985
Vanguard S&P 500 ETF		45,420	22,011,440

Total Investment Companies (cost $25,260,031)			26,516,485

COMMON STOCKS – 9.8%
Financials – 1.9%
Banks – 0.5%
ABN AMRO Bank NV (CVA)		1,125	19,244
Banco Bilbao Vizcaya Argentaria SA		3,189	34,605
Banco de Sabadell SA		16,277	34,382
Banco Santander SA		3,967	20,921
Bank of Ireland Group PLC		2,334	26,825
Bankinter SA		3,395	29,989
Barclays PLC		10,110	28,554
BNP Paribas SA		331	24,433
CaixaBank SA		8,772	50,238
Commerzbank AG		2,045	34,723
Credit Agricole SA		1,641	26,700
Danske Bank A/S		858	26,376
DNB Bank ASA		1,818	35,541
Erste Group Bank AG		821	40,344

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

HSBC Holdings PLC	5,317	$47,390
ING Groep NV	1,574	28,120
Intesa Sanpaolo SpA	18,206	71,718
KBC Group NV	411	30,015
Lloyds Banking Group PLC	36,308	25,919
NatWest Group PLC	6,427	25,999
Nedbank Group Ltd.	441	5,364
Nordea Bank Abp (Helsinki)	88	1,082
Nordea Bank Abp (Stockholm)	3,090	37,999
Raiffeisen Bank International AG	1,044	19,309
Skandinaviska Enskilda Banken AB – Class A	3,315	47,228
Societe Generale SA	422	12,640
Standard Chartered PLC	2,940	29,284
Svenska Handelsbanken AB – Class A	2,923	27,507
Swedbank AB – Class A	1,696	35,313
UniCredit SpA	1,079	42,958

		920,720

Capital Markets – 0.4%
3i Group PLC	4,463	164,448
abrdn PLC	11,793	23,466
Deutsche Bank AG (REG)	1,113	18,521
Deutsche Boerse AG	355	70,743
Hargreaves Lansdown PLC	1,868	25,359
Investec PLC	4,737	31,698
Julius Baer Group Ltd.	634	38,085
London Stock Exchange Group PLC	1,249	146,403
Ninety One PLC	3,019	6,620
Partners Group Holding AG	68	91,516
Quilter PLC(f)	2,789	4,187
Schroders PLC	5,552	28,007
St. James’s Place PLC	2,130	13,724
UBS Group AG (REG)	1,888	60,064

		722,841

Consumer Finance – 0.0%
Vanquis Banking Group PLC	1,368	947

Financial Services – 0.3%
Edenred SE	463	21,604
Eurazeo SE	635	53,601
EXOR NV(b)(c)	480	53,593
Groupe Bruxelles Lambert NV	600	46,012
Industrivarden AB – Class A	44	1,566
Industrivarden AB – Class C	1,828	64,212
Investor AB – Class B	3,608	97,904
Jackson Financial, Inc. – Class A	38	927
Kinnevik AB – Class B(d)	1,368	15,940
L E Lundbergforetagen AB – Class B	856	43,551

2 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

M&G PLC	1,555	$3,976
Wendel SE	294	29,165
Worldline SA/France(d)	725	9,691

		441,742

Insurance – 0.7%
Admiral Group PLC	1,243	43,126
Aegon Ltd.	4,545	29,480
Ageas SA/NV	832	41,507
Allianz SE (REG)	222	64,988
Assicurazioni Generali SpA	1,915	49,289
Aviva PLC	3,940	24,200
Baloise Holding AG (REG)	288	49,759
Direct Line Insurance Group PLC	8,791	24,144
Gjensidige Forsikring ASA	2,409	42,275
Hannover Rueck SE	383	95,217
Legal & General Group PLC	13,473	43,210
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(d)	3,395	4,266
Mandatum Oyj	886	3,982
Mapfre SA	8,898	21,426
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	105,724
NN Group NV	985	45,959
Old Mutual Ltd.	9,763	5,592
Poste Italiane SpA	5,111	70,210
Prudential PLC	1,555	14,895
Sampo Oyj – Class A	886	37,925
SCOR SE	791	22,862
Swiss Life Holding AG (REG)	132	92,284
Swiss Re AG	469	59,811
Tryg A/S	4,038	83,134
UnipolSai Assicurazioni SpA	12,165	33,509
Zurich Insurance Group AG	154	81,051

		1,189,825

		3,276,075

Health Care – 1.2%
Biotechnology – 0.1%
Genmab A/S(d)	279	78,750
Grifols SA(d)	2,271	23,083
Idorsia Ltd.(d)	213	607

		102,440

Health Care Equipment & Supplies – 0.3%
Alcon, Inc.	184	16,528
Arjo AB – Class B	2,759	12,174
Coloplast A/S – Class B	742	89,246
Demant A/S(d)	2,432	116,887

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

EssilorLuxottica SA	493	$110,557
Getinge AB – Class B	2,759	49,367
Koninklijke Philips NV(d)	526	14,368
Smith & Nephew PLC	4,175	52,828
Sonova Holding AG (REG)	435	138,208

		600,163

Health Care Providers & Services – 0.0%
Fresenius Medical Care AG	755	32,204
Fresenius SE & Co. KGaA(d)	693	22,111

		54,315

Life Sciences Tools & Services – 0.2%
Eurofins Scientific SE	1,160	70,021
Lonza Group AG (REG)	278	150,912
QIAGEN NV(d)	1,475	63,151

		284,084

Pharmaceuticals – 0.6%
AstraZeneca PLC	729	113,322
Bayer AG (REG)	526	16,183
Euroapi SA(d)	26	102
GSK PLC	2,919	65,497
Hikma Pharmaceuticals PLC	2,641	65,295
Merck KGaA	536	97,418
Novartis AG (REG)	923	95,529
Novo Nordisk A/S – Class B	2,568	347,933
Orion Oyj – Class B	948	38,553
Roche Holding AG (Genusschein)	268	68,425
Sandoz Group AG	184	6,509
Sanofi SA	604	59,133
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(e)	1,184	15,806
UCB SA	558	78,271

		1,067,976

		2,108,978

Industrials – 1.2%
Aerospace & Defense – 0.2%
Airbus SE	181	30,788
Babcock International Group PLC	1,434	10,353
BAE Systems PLC	2,639	46,990
Dassault Aviation SA	110	23,874
Leonardo SpA(d)	684	17,594
Melrose Industries PLC	2,943	23,288
Rolls-Royce Holdings PLC(d)	5,507	32,166
Safran SA	174	40,752
Thales SA	192	34,869

		260,674

4 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
DHL Group	500	$21,050
DSV A/S	295	45,421
International Distributions Services PLC(d)	3,581	15,449

		81,920

Building Products – 0.1%
Assa Abloy AB – Class B	848	24,920
Cie de Saint-Gobain SA	254	22,426
Geberit AG (REG)	50	30,754

		78,100

Commercial Services & Supplies – 0.0%
G4S PLC(b)(c)(d)	3,969	12,391
ISS A/S	413	8,011
Pluxee NV(d)	224	6,987
Securitas AB – Class B	2,207	22,713
Societe BIC SA(d)	160	11,972

		62,074

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	601	26,908
Bouygues SA	319	12,501
Eiffage SA	192	21,243
Epiroc AB – Class A	436	9,152
Epiroc AB – Class B	520	9,767
Ferrovial SE	1,093	43,196
HOCHTIEF AG	79	8,623
Orascom Construction PLC	173	977
Skanska AB – Class B	763	13,477
Vinci SA	175	21,838

		167,682

Electrical Equipment – 0.1%
ABB Ltd. (REG)	788	43,447
Accelleron Industries AG	39	1,580
Legrand SA	296	32,141
Prysmian SpA	537	35,318
Schneider Electric SE	198	49,397
Siemens Energy AG(d)	59	1,607
Vestas Wind Systems A/S(d)	760	21,324

		184,814

Industrial Conglomerates – 0.0%
DCC PLC	173	12,634
Siemens AG (REG)	118	22,744
Smiths Group PLC	1,381	30,558

		65,936

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 0.2%
Alfa Laval AB	849	$39,456
Alstom SA	671	13,208
ANDRITZ AG	354	21,261
Atlas Copco AB – Class A	1,744	33,597
Atlas Copco AB – Class B	2,080	34,533
CNH Industrial NV	1,193	12,537
Daimler Truck Holding AG	174	7,445
Electrolux Professional AB – Class B	748	4,966
GEA Group AG	378	15,824
Husqvarna AB – Class B	2,521	20,992
IMI PLC	1,187	28,371
Iveco Group NV	238	2,854
Kone Oyj – Class B	326	16,632
Metso Oyj	1,685	20,606
Sandvik AB	907	20,027
Schindler Holding AG	78	20,291
Schindler Holding AG (REG)	81	20,539
SKF AB – Class B	706	15,511
Valmet Oyj	128	3,445
Volvo AB – Class B	910	24,493
Wartsila OYJ Abp	732	15,348
Weir Group PLC (The)	503	13,746

		405,682

Marine Transportation – 0.0%
AP Moller – Maersk A/S – Class A	10	17,548
AP Moller – Maersk A/S – Class B	9	16,363
Kuehne + Nagel International AG (REG)	139	39,421

		73,332

Passenger Airlines – 0.0%
Deutsche Lufthansa AG (REG)	1,312	9,189
easyJet PLC	1,301	7,695
International Consolidated Airlines Group SA – Class DI(d)	4,711	10,346

		27,230

Professional Services – 0.2%
Adecco Group AG (REG)	233	8,842
Bureau Veritas SA	963	29,003
Capita PLC(d)	1,612	293
Experian PLC	1,125	52,130
Intertek Group PLC	254	15,589
Randstad NV	258	13,636
RELX PLC (Amsterdam)	1,139	49,968
RELX PLC (London)	1,122	49,219
SGS SA (REG)	250	23,281
Wolters Kluwer NV	490	78,150

		320,111

6 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
AerCap Holdings NV	317	$29,389
Ashtead Group PLC	560	41,016
Brenntag SE	322	23,196
Bunzl PLC	677	25,452
Ferguson PLC	296	60,583
Rexel SA	970	29,478
Travis Perkins PLC	697	7,690

		216,804

Transportation Infrastructure – 0.1%
Aena SME SA	131	25,619
Aeroports de Paris SA	132	18,915
Fraport AG Frankfurt Airport Services Worldwide(d)	264	15,315
Getlink SE	1,705	30,046
Svitzer A/S(d)	38	1,490

		91,385

		2,035,744

Consumer Staples – 1.0%
Beverages – 0.2%
Anheuser-Busch InBev SA/NV	336	21,199
Carlsberg AS – Class B	434	58,881
Coca-Cola Europacific Partners PLC	1,012	73,791
Coca-Cola HBC AG – Class DI	1,304	44,251
Diageo PLC	1,525	51,343
Heineken Holding NV	450	36,933
Heineken NV	502	50,370
Pernod Ricard SA	347	51,964
Remy Cointreau SA	337	31,554

		420,286

Consumer Staples Distribution & Retail – 0.2%
Carrefour SA	1,249	20,368
Casino Guichard Perrachon SA(d)	448	19
Colruyt Group NV	915	46,798
Distribuidora Internacional de Alimentacion SA(d)	54,700	789
J Sainsbury PLC	10,711	37,975
Jeronimo Martins SGPS SA	2,095	47,001
Koninklijke Ahold Delhaize NV	1,925	59,700
Marks & Spencer Group PLC	4,897	18,945
METRO AG	963	5,140
Tesco PLC	11,257	44,779

		281,514

Food Products – 0.3%
Aryzta AG(d)	6,292	12,609
Associated British Foods PLC	933	30,483

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Barry Callebaut AG (REG)	33	$57,360
Chocoladefabriken Lindt & Spruengli AG	9	104,747
Chocoladefabriken Lindt & Spruengli AG (REG)	1	118,749
Danone SA	580	37,404
Kerry Group PLC – Class A	503	42,615
Mowi ASA	1,945	34,976
Nestle SA (REG)	608	64,537
Orkla ASA	3,826	30,633
Tate & Lyle PLC	4,015	35,717

		569,830

Household Products – 0.1%
Essity AB – Class B	1,288	33,092
Henkel AG & Co. KGaA	338	27,084
Henkel AG & Co. KGaA (Preference Shares)	356	32,229
Reckitt Benckiser Group PLC	499	28,559

		120,964

Personal Care Products – 0.2%
Beiersdorf AG	471	73,842
Haleon PLC	3,649	15,163
L’Oreal SA	228	112,541
Unilever PLC (Amsterdam)	860	47,053
Unilever PLC (London)	811	44,413

		293,012

Tobacco – 0.0%
British American Tobacco PLC	579	17,905
Imperial Brands PLC	987	24,526

		42,431

		1,728,037

Materials – 0.9%
Chemicals – 0.5%
Air Liquide SA	491	96,665
Akzo Nobel NV	408	28,618
Arkema SA	294	30,128
BASF SE	444	23,499
Covestro AG(d)	458	24,677
Croda International PLC	632	36,920
DSM BV(b)(c)(d)	642	63,718
EMS-Chemie Holding AG (REG)	47	38,949
Evonik Industries AG	1,232	27,139
FUCHS SE (Preference Shares)	915	44,433
Givaudan SA (REG)	25	117,857
Johnson Matthey PLC	1,127	25,246
K+S AG (REG)	1,009	14,859
LANXESS AG	442	11,975
Novonesis (Novozymes) B	1,277	76,162

8 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sika AG (REG)	360	$109,745
Solvay SA	330	12,110
Syensqo SA	330	33,028
Symrise AG	710	84,810
Umicore SA	1,130	22,381
Yara International ASA	866	26,929

		949,848

Construction Materials – 0.1%
CRH PLC (London)	1,075	84,835
Heidelberg Materials AG	356	37,335
Holcim AG	595	52,271
Imerys SA	563	22,064

		196,505

Metals & Mining – 0.2%
Alleima AB	181	1,237
Anglo American PLC	1,415	45,811
Antofagasta PLC	2,036	57,752
ArcelorMittal SA	987	26,040
BHP Group Ltd.	1,449	43,248
Boliden AB	977	34,247
Fresnillo PLC	1,276	10,200
Glencore PLC	5,705	35,164
Norsk Hydro ASA	4,362	29,538
Rio Tinto PLC	669	47,096
thyssenkrupp AG	1,007	4,991
voestalpine AG	636	18,615

		353,939

Paper & Forest Products – 0.1%
Mondi PLC	1,717	34,153
Stora Enso Oyj – Class R	2,477	36,287
Svenska Cellulosa AB SCA – Class B	1,288	19,764
UPM-Kymmene Oyj	1,348	51,530

		141,734

		1,642,026

Utilities – 0.9%
Electric Utilities – 0.4%
EDP – Energias de Portugal SA	19,584	79,688
Endesa SA	3,408	67,877
Enel SpA	10,639	77,247
Fortum Oyj	4,004	61,177
Iberdrola SA	9,470	124,992
Orsted AS(d)	1,497	91,821
Redeia Corp. SA	3,748	67,545
SSE PLC	3,489	78,489
Terna – Rete Elettrica Nazionale	13,636	114,767

		763,603

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Gas Utilities – 0.1%
Enagas SA	3,496	$53,764
Naturgy Energy Group SA	2,625	70,400
Snam SpA	22,765	108,014

		232,178

Independent Power and Renewable Electricity Producers – 0.1%
Orron Energy AB(d)	2,787	2,441
RWE AG	2,734	103,903

		106,344

Multi-Utilities – 0.2%
Centrica PLC	23,244	42,190
E.ON SE	6,694	89,647
Engie SA	3,398	57,568
National Grid PLC	4,604	52,163
Veolia Environnement SA	3,120	104,448

		346,016

Water Utilities – 0.1%
Severn Trent PLC	2,353	71,900
United Utilities Group PLC	6,181	80,513

		152,413

		1,600,554

Consumer Discretionary – 0.8%
Automobile Components – 0.0%
Cie Generale des Etablissements Michelin SCA	796	32,282
Continental AG	107	7,293
Dowlais Group PLC	2,943	2,615
Forvia SE (Milan)(d)	27	443
Forvia SE (Paris)(d)	35	575
Nokian Renkaat Oyj	578	5,312
Schaeffler AG (Preference Shares)	1,288	8,330
Valeo SE	282	3,488
Vitesco Technologies Group AG – Class A	21	1,467

		61,805

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	25,705
Bayerische Motoren Werke AG (Preference Shares)	288	27,843
Ferrari NV	303	124,861
Mercedes-Benz Group AG	349	25,330
Porsche Automobil Holding SE (Preference Shares)	377	20,802
Renault SA	203	11,924
Stellantis NV (France)	1,735	38,473
Stellantis NV (Milan)	1,290	28,581

10 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Volkswagen AG	151	$21,651
Volkswagen AG (Preference Shares)	138	17,341

		342,511

Broadline Retail – 0.1%
Cie Financiere Richemont SA (REG)	285	45,861
Next PLC	400	47,908

		93,769

Diversified Consumer Services – 0.0%
Pearson PLC	1,740	21,155

Hotels, Restaurants & Leisure – 0.1%
Accor SA(d)	515	22,468
Amadeus IT Group SA	787	56,178
Carnival PLC(d)	409	5,617
Compass Group PLC	1,758	49,358
Flutter Entertainment PLC(d)	226	43,490
InterContinental Hotels Group PLC	470	47,728
Sodexo SA	224	20,863
TUI AG(d)	1,650	11,421
Whitbread PLC	756	28,669

		285,792

Household Durables – 0.1%
Barratt Developments PLC	2,559	16,594
Berkeley Group Holdings PLC	507	34,213
Electrolux AB – Class B(d)	748	7,168
Persimmon PLC	763	14,254
SEB SA	178	22,064
Taylor Wimpey PLC	9,372	17,743

		112,036

Leisure Products – 0.0%
Viaplay Group AB – Class B(d)	65	6

Specialty Retail – 0.1%
Avolta AG	127	5,157
CECONOMY AG(d)	963	3,270
Currys PLC(d)	4,868	4,804
H & M Hennes & Mauritz AB – Class B	936	16,551
Industria de Diseno Textil SA	757	35,996
Kingfisher PLC	6,282	21,267
Wickes Group PLC	782	1,392
Zalando SE(d)	758	20,132

		108,569

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	138	34,951
Burberry Group PLC	981	13,012
Christian Dior SE	102	78,055
Hermes International SCA	67	159,032
HUGO BOSS AG	261	13,816
Kering SA	75	25,929

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

LVMH Moet Hennessy Louis Vuitton SE	90	$71,977
Pandora A/S	240	39,422
Puma SE	60	3,116
Swatch Group AG (The) (BR)	56	11,996
Swatch Group AG (The) (REG)	301	12,532

		463,838

		1,489,481

Energy – 0.6%
Energy Equipment & Services – 0.0%
Petrofac Ltd.(b)(c)(d)	6,919	926
Saipem SpA(d)	1,728	4,316
Tenaris SA	3,797	62,735

		67,977

Oil, Gas & Consumable Fuels – 0.6%
Aker BP ASA	2,650	68,416
BP PLC	13,599	85,068
Eni SpA	4,936	77,961
Equinor ASA	4,590	133,237
Galp Energia SGPS SA	4,711	99,068
Koninklijke Vopak NV	1,705	70,089
Neste Oyj	4,680	98,253
OMV AG	1,553	78,486
Shell PLC	6,226	224,726
Thungela Resources Ltd.	141	1,013
TotalEnergies SE	1,632	119,568
Woodside Energy Group Ltd.	261	4,809

		1,060,694

		1,128,671

Information Technology – 0.6%
Communications Equipment – 0.0%
Nokia Oyj	5,115	20,007
Telefonaktiebolaget LM Ericsson – Class B	4,594	28,306

		48,313

Electronic Equipment, Instruments & Components – 0.0%
Hexagon AB – Class B	5,852	64,459

IT Services – 0.1%
Atos SE(d)	247	452
Capgemini SE	360	72,937

		73,389

Semiconductors & Semiconductor Equipment – 0.3%
ASML Holding NV	269	257,371
Infineon Technologies AG	1,599	64,693
NXP Semiconductors NV	516	140,404

12 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

STMicroelectronics NV	1,365	$57,642

		520,110

Software – 0.2%
Dassault Systemes SE	3,230	131,273
Sage Group PLC (The)	5,404	70,985
SAP SE	466	84,979

		287,237

		993,508

Communication Services – 0.5%
Diversified Telecommunication Services – 0.2%
Altice USA, Inc. – Class A(d)	713	1,768
BT Group PLC	7,665	12,833
Deutsche Telekom AG (REG)	2,256	54,853
Elisa Oyj	1,116	52,001
Eutelsat Communications SACA(d)	1,132	5,729
Koninklijke KPN NV	12,242	45,899
Orange SA	2,176	25,408
Proximus SADP	1,770	13,954
Swisscom AG (REG)	114	63,243
Telecom Italia SpA/Milano(d)	31,583	8,326
Telecom Italia SpA/Milano (Savings Shares)(d)	39,625	11,342
Telefonica SA	3,993	18,661
Telenet Group Holding NV(b)(c)(d)	522	11,894
Telenor ASA	2,325	27,112
Telia Co. AB	12,753	33,183
United Internet AG (REG)	623	14,767

		400,973

Entertainment – 0.0%
Bollore SE	3,319	22,354
Modern Times Group MTG AB – Class B(d)	90	804
Universal Music Group NV	1,098	34,218

		57,376

Interactive Media & Services – 0.1%
Adevinta ASA(d)	2,027	22,054
Auto Trader Group PLC	4,579	48,169

		70,223

Media – 0.1%
ITV PLC	7,799	7,944
JCDecaux SE(d)	889	21,078
Lagardere SA	819	19,461
ProSiebenSat.1 Media SE	638	5,303
Publicis Groupe SA	351	39,426
RTL Group SA	319	10,687
Schibsted ASA – Class A	973	28,181
Schibsted ASA – Class B	1,054	28,478

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

SES SA (GDR)		1,380	$7,892
Vivendi SE		1,098	12,091
WPP PLC		1,472	15,407

			195,948

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA (SDR)(d)		591	14,845
Tele2 AB – Class B		4,849	47,423
Vodafone Group PLC		17,886	17,292

			79,560

			804,080

Real Estate – 0.2%
Diversified REITs – 0.1%
British Land Co. PLC (The)		5,156	28,999
Covivio SA/France		424	22,068
ICADE		547	16,869
Land Securities Group PLC		3,092	25,956

			93,892

Industrial REITs – 0.0%
Segro PLC		5,086	59,727

Office REITs – 0.0%
Gecina SA		296	31,949

Real Estate Management & Development – 0.1%
Deutsche Wohnen SE		1,099	21,470
Swiss Prime Site AG (REG)		732	67,798
Unibail-Rodamco-Westfield		156	13,745
Vonovia SE		1,666	52,372

			155,385

Retail REITs – 0.0%
Hammerson PLC		28,225	10,042
Klepierre SA		1,062	30,825

			40,867

			381,820

Total Common Stocks (cost $12,753,504)			17,188,974

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond
4.125%, 01/21/2026 (cost $1,173,268)	U.S.$	1,174	1,147,585

14 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

RIGHTS – 0.0%
Industrials – 0.0%
Machinery – 0.0%
Alstom SA, expiring 06/06/2024(d) (cost $0)		671	$720

WARRANTS – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(b)(c)(d) (cost $0)		53	– 0	–

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 20.3%
U.S. Treasury Bills – 12.7%
United States – 12.7%
U.S. Treasury Bill
Zero Coupon, 06/13/2024 (cost $22,267,526)	U.S.$	22,300	22,267,448

Investment Companies – 7.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(a)(g)(h) (cost $13,309,575)		13,309,575	13,309,575

Total Investments Before Security Lending Collateral for Securities Loaned – 95.1% (cost $163,075,306)			166,788,165

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(a)(g)(h) (cost $366,822)		366,822	366,822

Total Investments – 95.3% (cost $163,442,128)			167,154,987
Other assets less liabilities – 4.7%			8,236,939

Net Assets – 100.0%			$175,391,926

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	18	July 2024	$1,455,660	$(74,914)
Canadian 5 Yr Bond Futures	93	September 2024	7,518,060	(6,525)
Canadian 10 Yr Bond Futures	113	September 2024	9,856,150	(29,200)
Coffee Robusta Futures	3	July 2024	123,600	8,667
Coffee ‘C’ Futures	7	September 2024	580,781	67,349
Copper Futures	40	September 2024	4,610,500	(164,811)
Corn Futures	36	December 2024	840,600	614
Cotton No. 2 Futures	9	December 2024	337,995	(10,734)
E-Mini Russell 1000 Futures	62	June 2024	5,400,820	45,724
Euro STOXX 50 Index Futures	6	June 2024	324,473	(2,602)
Euro-Bund Futures	42	June 2024	5,894,292	(174,131)
Euro-OAT Futures	17	June 2024	2,300,934	(53,142)
Gasoline RBOB Futures	5	August 2024	496,839	(34,659)
Gold 100 OZ Futures	19	August 2024	4,457,020	(214,369)
Hang Seng Index Futures	3	June 2024	345,424	(13,609)
KC HRW Wheat Futures	9	December 2024	333,787	69,075
Lean Hogs Futures	13	August 2024	501,800	(48,330)
Live Cattle Futures	8	October 2024	578,560	18,604
LME Lead Futures	3	September 2024	171,155	4,756
LME Nickel Futures	3	September 2024	355,796	8,997
LME Primary Aluminum Futures	15	September 2024	999,364	24,142
LME Zinc Futures	6	September 2024	446,632	15,136
Long Gilt Futures	152	September 2024	18,655,844	(95,077)
Low SU Gasoil Futures	7	September 2024	518,350	(32,767)
MSCI Emerging Markets Futures	108	June 2024	5,705,100	50,873
MSCI Singapore IX ETS Futures	11	June 2024	251,473	(2,619)
NASDAQ 100 E-Mini Futures	6	June 2024	2,230,920	2,657
Natural Gas Futures	46	August 2024	1,219,460	73,988
NY Harbor ULSD Futures	4	August 2024	406,896	(27,449)
S&P 500 E-Mini Futures	93	June 2024	24,624,075	306,200
S&P Mid 400 E-Mini Futures	1	June 2024	299,190	(1,169)
S&P/TSX 60 Index Futures	6	June 2024	1,174,863	11,920
Silver Futures	7	July 2024	1,065,400	62,842
Soybean Futures	18	November 2024	1,066,050	4,522
Soybean Meal Futures	19	December 2024	682,860	35,270
Soybean Oil Futures	21	December 2024	580,356	(35,145)
SPI 200 Futures	7	June 2024	898,772	(1,527)
Sugar 11 (World) Futures	25	September 2024	512,120	(37,167)
TOPIX Index Futures	26	June 2024	4,582,838	141,810
U.S. T-Note 2 Yr (CBT) Futures	48	September 2024	9,777,750	1,790

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. T-Note 5 Yr (CBT) Futures	283	September 2024	$29,940,516	$(48,628)
U.S. T-Note 10 Yr (CBT) Futures	207	September 2024	22,520,953	(45,538)
Wheat (CBT) Futures	14	December 2024	506,450	84,546
WTI Crude Futures	19	August 2024	1,451,600	(72,274)

Sold Contracts
10 Yr Japan Bond (OSE) Futures	21	June 2024	19,093,823	359,385
Bloomberg Commodity Index Futures	170	June 2024	1,750,830	1,751
MSCI China (USD) Index Futures	26	June 2024	592,020	(37,678)
OMXS 30 Index Futures	11	June 2024	272,754	2,490

				$139,044

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	34,496	USD	6,605	06/04/2024	$35,292
Bank of America, NA	USD	6,627	BRL	34,496	06/04/2024	(57,292)
Bank of America, NA	EUR	1,283	USD	1,399	06/12/2024	6,945
Bank of America, NA	USD	8,139	EUR	7,457	06/12/2024	(45,296)
Bank of America, NA	CAD	3,675	USD	2,718	06/13/2024	20,811
Bank of America, NA	INR	54,220	USD	651	06/14/2024	1,723
Bank of America, NA	INR	298,712	USD	3,573	06/14/2024	(5,920)
Bank of America, NA	USD	1,154	INR	96,443	06/14/2024	1,677
Bank of America, NA	USD	1,277	INR	106,041	06/14/2024	(5,931)
Bank of America, NA	USD	704	ZAR	13,035	06/14/2024	(11,148)
Bank of America, NA	CNY	12,662	USD	1,778	06/20/2024	(2,062)
Bank of America, NA	USD	390	BRL	2,051	07/02/2024	(728)
Bank of America, NA	COP	586,383	USD	152	07/19/2024	910
Bank of America, NA	IDR	10,849,654	USD	668	07/19/2024	1,653
Bank of America, NA	IDR	28,370,703	USD	1,740	07/19/2024	(3,046)
Bank of America, NA	NOK	56,513	USD	5,146	07/19/2024	(244,188)
Bank of America, NA	SEK	37,803	USD	3,478	07/19/2024	(122,286)
Bank of America, NA	USD	261	CLP	232,511	07/19/2024	(7,922)
Bank of America, NA	USD	1,690	IDR	27,122,427	07/19/2024	(24,090)
Bank of America, NA	USD	4,069	NOK	44,109	07/19/2024	137,704
Bank of America, NA	USD	3,627	SEK	39,429	07/19/2024	127,544
Bank of America, NA	CNH	42,204	USD	5,847	07/23/2024	16,064
Bank of America, NA	NZD	8,553	USD	5,220	07/25/2024	(37,691)
Bank of America, NA	PHP	129,863	USD	2,240	07/25/2024	22,420
Bank of America, NA	USD	2,573	NZD	4,217	07/25/2024	18,583
Bank of America, NA	USD	414	PHP	23,690	07/25/2024	(9,406)
Barclays Bank PLC	BRL	28,527	USD	5,493	06/04/2024	60,072
Barclays Bank PLC	USD	5,503	BRL	28,527	06/04/2024	(70,682)
Barclays Bank PLC	USD	1,839	EUR	1,708	06/12/2024	15,181

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	2,699	CAD	3,672	06/13/2024	$(4,761)
Barclays Bank PLC	GBP	3,510	USD	4,364	06/20/2024	(108,518)
Barclays Bank PLC	USD	4,209	GBP	3,385	06/20/2024	104,665
Barclays Bank PLC	BRL	7,672	USD	1,487	07/02/2024	30,031
Barclays Bank PLC	USD	2,522	BRL	13,013	07/02/2024	(50,938)
Barclays Bank PLC	KRW	1,386,808	USD	1,020	07/18/2024	14,740
Barclays Bank PLC	IDR	39,329,595	USD	2,451	07/19/2024	35,638
Barclays Bank PLC	PEN	954	USD	256	07/19/2024	6
Barclays Bank PLC	PEN	993	USD	265	07/19/2024	(2,000)
Barclays Bank PLC	SEK	8,587	USD	791	07/19/2024	(26,923)
Barclays Bank PLC	USD	142	CLP	130,052	07/19/2024	(49)
Barclays Bank PLC	USD	211	COP	827,849	07/19/2024	1,211
Barclays Bank PLC	USD	2,374	IDR	37,999,679	07/19/2024	(40,070)
Barclays Bank PLC	PHP	299,937	USD	5,239	07/25/2024	117,155
Barclays Bank PLC	USD	5,674	PHP	323,895	07/25/2024	(143,294)
Barclays Bank PLC	JPY	4,806,976	USD	31,202	08/16/2024	298,131
Barclays Bank PLC	USD	651	JPY	100,722	08/16/2024	(3,154)
Barclays Bank PLC	MYR	15,728	USD	3,375	08/21/2024	15,411
Barclays Bank PLC	MYR	27,650	USD	5,866	08/21/2024	(40,228)
Barclays Bank PLC	USD	12,842	MYR	60,612	08/21/2024	103,553
Barclays Bank PLC	USD	1,136	TWD	36,542	08/23/2024	(8,312)
BNP Paribas SA	USD	2,467	ZAR	46,540	06/14/2024	8,206
BNP Paribas SA	EUR	774	HUF	298,318	07/11/2024	(11,786)
BNP Paribas SA	COP	1,628,007	USD	422	07/19/2024	4,060
Citibank, NA	CAD	4,971	USD	3,695	06/13/2024	46,894
Citibank, NA	USD	1,961	CAD	2,687	06/13/2024	11,624
Citibank, NA	USD	4,989	CAD	6,712	06/13/2024	(63,320)
Citibank, NA	GBP	887	EUR	1,041	06/20/2024	231
Deutsche Bank AG	BRL	3,055	USD	583	06/04/2024	1,032
Deutsche Bank AG	USD	597	BRL	3,055	06/04/2024	(15,030)
Deutsche Bank AG	EUR	7,793	USD	8,543	06/12/2024	84,148
Deutsche Bank AG	EUR	1,697	USD	1,810	06/12/2024	(32,773)
Deutsche Bank AG	USD	737	EUR	687	06/12/2024	8,916
Deutsche Bank AG	INR	325,905	USD	3,902	06/14/2024	(3,063)
Deutsche Bank AG	USD	5,673	INR	471,890	06/14/2024	(18,115)
Deutsche Bank AG	USD	693	ZAR	12,689	06/14/2024	(17,983)
Deutsche Bank AG	ZAR	11,233	USD	603	06/14/2024	5,327
Deutsche Bank AG	USD	686	GBP	550	06/20/2024	15,194
Deutsche Bank AG	USD	3,100	AUD	4,636	06/27/2024	(13,537)
Deutsche Bank AG	COP	1,299,567	USD	329	07/19/2024	(4,760)
Deutsche Bank AG	IDR	41,748,717	USD	2,612	07/19/2024	47,816
Deutsche Bank AG	SEK	7,521	USD	705	07/19/2024	(10,886)
Deutsche Bank AG	USD	1,923	COP	7,594,064	07/19/2024	27,816
Deutsche Bank AG	USD	2,167	IDR	34,602,321	07/19/2024	(41,293)
Deutsche Bank AG	USD	871	SEK	9,300	07/19/2024	14,859
Deutsche Bank AG	USD	1,202	CHF	1,077	08/08/2024	94
Deutsche Bank AG	JPY	600,604	USD	3,889	08/16/2024	27,640
Deutsche Bank AG	USD	3,340	JPY	516,266	08/16/2024	(21,405)
Deutsche Bank AG	TWD	43,805	USD	1,366	08/23/2024	13,446
Deutsche Bank AG	USD	113	TWD	3,618	08/23/2024	(1,079)
Goldman Sachs Bank USA	USD	1,110	CAD	1,524	06/13/2024	8,402
Goldman Sachs Bank USA	USD	3,535	ZAR	67,963	06/14/2024	79,975

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	1,273	GBP	1,002	06/20/2024	$4,319
Goldman Sachs Bank USA	PEN	757	USD	203	07/19/2024	(591)
Goldman Sachs Bank USA	USD	148	COP	576,980	07/19/2024	405
Goldman Sachs Bank USA	MXN	31,769	USD	1,898	07/25/2024	40,499
Goldman Sachs Bank USA	PHP	25,866	USD	458	07/25/2024	16,686
Goldman Sachs Bank USA	USD	3,579	MXN	59,906	07/25/2024	(76,367)
Goldman Sachs Bank USA	USD	825	PHP	47,018	07/25/2024	(21,978)
Goldman Sachs Bank USA	CHF	3,228	USD	3,606	08/08/2024	1,577
Goldman Sachs Bank USA	JPY	211,897	USD	1,381	08/16/2024	18,635
Goldman Sachs Bank USA	USD	1,271	JPY	197,430	08/16/2024	(1,278)
Goldman Sachs Bank USA	MYR	1,326	USD	280	08/21/2024	(3,636)
HSBC Bank USA	EUR	841	USD	897	06/12/2024	(16,234)
HSBC Bank USA	USD	1,759	EUR	1,629	06/12/2024	8,399
HSBC Bank USA	USD	2,930	AUD	4,562	06/27/2024	108,120
HSBC Bank USA	CLP	767,603	USD	847	07/19/2024	10,958
HSBC Bank USA	USD	1,047	IDR	16,658,236	07/19/2024	(23,731)
JPMorgan Chase Bank, NA	BRL	3,335	USD	651	06/04/2024	15,789
JPMorgan Chase Bank, NA	USD	636	BRL	3,335	06/04/2024	(1,127)
JPMorgan Chase Bank, NA	USD	3,149	EUR	2,950	06/12/2024	52,814
JPMorgan Chase Bank, NA	CAD	2,756	USD	2,008	06/13/2024	(14,946)
JPMorgan Chase Bank, NA	INR	166,150	USD	2,000	06/14/2024	9,295
JPMorgan Chase Bank, NA	USD	1,417	INR	118,363	06/14/2024	1,141
JPMorgan Chase Bank, NA	USD	931	INR	77,326	06/14/2024	(4,381)
JPMorgan Chase Bank, NA	USD	606	ZAR	11,188	06/14/2024	(10,770)
JPMorgan Chase Bank, NA	ZAR	22,091	USD	1,197	06/14/2024	22,150
JPMorgan Chase Bank, NA	ZAR	25,651	USD	1,348	06/14/2024	(16,713)
JPMorgan Chase Bank, NA	CNY	6,375	USD	893	06/20/2024	(2,845)
JPMorgan Chase Bank, NA	GBP	1,333	USD	1,668	06/20/2024	(31,003)
JPMorgan Chase Bank, NA	CZK	27,745	USD	1,193	07/11/2024	(26,979)
JPMorgan Chase Bank, NA	USD	669	CZK	15,204	07/11/2024	(279)
JPMorgan Chase Bank, NA	USD	504	PLN	2,019	07/11/2024	7,927
JPMorgan Chase Bank, NA	USD	642	PLN	2,514	07/11/2024	(3,944)
JPMorgan Chase Bank, NA	USD	1,282	KRW	1,762,561	07/18/2024	(4,730)
JPMorgan Chase Bank, NA	CLP	183,356	USD	203	07/19/2024	3,855
JPMorgan Chase Bank, NA	IDR	4,970,454	USD	306	07/19/2024	324
JPMorgan Chase Bank, NA	PEN	2,489	USD	666	07/19/2024	(1,637)
JPMorgan Chase Bank, NA	SEK	24,674	USD	2,260	07/19/2024	(89,405)
JPMorgan Chase Bank, NA	CNH	16,900	USD	2,341	07/23/2024	5,737
JPMorgan Chase Bank, NA	USD	989	CHF	896	08/08/2024	11,094
Morgan Stanley Capital Services, Inc.	BRL	5,208	USD	1,014	06/04/2024	21,695
Morgan Stanley Capital Services, Inc.	USD	994	BRL	5,208	06/04/2024	(1,760)
Morgan Stanley Capital Services, Inc.	EUR	6,259	USD	6,691	06/12/2024	(102,833)
Morgan Stanley Capital Services, Inc.	USD	1,437	EUR	1,340	06/12/2024	16,430
Morgan Stanley Capital Services, Inc.	USD	1,215	EUR	1,117	06/12/2024	(2,296)
Morgan Stanley Capital Services, Inc.	CAD	2,436	USD	1,778	06/13/2024	(9,755)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	3,148	CAD	4,328	06/13/2024	$27,958
Morgan Stanley Capital Services, Inc.	USD	207	INR	17,286	06/14/2024	112
Morgan Stanley Capital Services, Inc.	USD	138	INR	11,475	06/14/2024	(589)
Morgan Stanley Capital Services, Inc.	ZAR	79,994	USD	4,185	06/14/2024	(69,666)
Morgan Stanley Capital Services, Inc.	GBP	538	USD	673	06/20/2024	(12,616)
Morgan Stanley Capital Services, Inc.	USD	2,917	AUD	4,495	06/27/2024	75,643
Morgan Stanley Capital Services, Inc.	HUF	1,439,246	USD	3,868	07/11/2024	(133,977)
Morgan Stanley Capital Services, Inc.	USD	3,528	HUF	1,312,588	07/11/2024	122,187
Morgan Stanley Capital Services, Inc.	USD	558	HUF	200,526	07/11/2024	(701)
Morgan Stanley Capital Services, Inc.	KRW	742,576	USD	543	07/18/2024	4,594
Morgan Stanley Capital Services, Inc.	USD	2,192	KRW	2,988,639	07/18/2024	(25,551)
Morgan Stanley Capital Services, Inc.	CLP	3,178,302	USD	3,406	07/19/2024	(53,747)
Morgan Stanley Capital Services, Inc.	SEK	7,947	USD	749	07/19/2024	(7,932)
Morgan Stanley Capital Services, Inc.	USD	3,846	CLP	3,588,289	07/19/2024	60,680
Morgan Stanley Capital Services, Inc.	USD	1,400	PEN	5,193	07/19/2024	(5,795)
Morgan Stanley Capital Services, Inc.	CHF	4,004	USD	4,450	08/08/2024	(20,211)
Morgan Stanley Capital Services, Inc.	USD	713	CHF	645	08/08/2024	7,606
Morgan Stanley Capital Services, Inc.	MYR	13,359	USD	2,832	08/21/2024	(20,890)
Morgan Stanley Capital Services, Inc.	TWD	142,992	USD	4,487	08/23/2024	73,690
Morgan Stanley Capital Services, Inc.	USD	7,398	TWD	235,731	08/23/2024	(121,481)
Standard Chartered Bank	AUD	7,962	USD	5,112	06/27/2024	(188,802)
State Street Bank & Trust Co.	EUR	260	USD	284	06/12/2024	1,763
State Street Bank & Trust Co.	EUR	913	USD	973	06/12/2024	(17,666)
State Street Bank & Trust Co.	USD	2,997	EUR	2,798	06/12/2024	39,889
State Street Bank & Trust Co.	USD	157	EUR	143	06/12/2024	(1,604)
State Street Bank & Trust Co.	CAD	2,718	USD	2,000	06/13/2024	5,693
State Street Bank & Trust Co.	CAD	159	USD	117	06/13/2024	(14)
State Street Bank & Trust Co.	USD	279	CAD	377	06/13/2024	(2,600)
State Street Bank & Trust Co.	USD	887	ZAR	16,332	06/14/2024	(18,276)
State Street Bank & Trust Co.	ZAR	3,393	USD	184	06/14/2024	3,342
State Street Bank & Trust Co.	GBP	91	USD	116	06/20/2024	76

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	400	USD	499	06/20/2024	$(11,145)
State Street Bank & Trust Co.	AUD	678	USD	446	06/27/2024	(5,692)
State Street Bank & Trust Co.	USD	732	AUD	1,121	06/27/2024	14,625
State Street Bank & Trust Co.	USD	374	AUD	558	06/27/2024	(1,962)
State Street Bank & Trust Co.	CZK	53,151	USD	2,263	07/11/2024	(73,981)
State Street Bank & Trust Co.	HUF	34,003	USD	96	07/11/2024	1,072
State Street Bank & Trust Co.	HUF	216,384	USD	589	07/11/2024	(12,609)
State Street Bank & Trust Co.	USD	916	CZK	21,622	07/11/2024	34,798
State Street Bank & Trust Co.	USD	205	HUF	76,266	07/11/2024	7,167
State Street Bank & Trust Co.	USD	2,039	PLN	8,211	07/11/2024	44,574
State Street Bank & Trust Co.	THB	125,618	USD	3,434	07/12/2024	9,384
State Street Bank & Trust Co.	USD	1,215	THB	44,265	07/12/2024	(8,020)
State Street Bank & Trust Co.	NOK	3,337	USD	319	07/19/2024	741
State Street Bank & Trust Co.	NOK	2,868	USD	262	07/19/2024	(12,027)
State Street Bank & Trust Co.	SEK	11,169	USD	1,034	07/19/2024	(29,371)
State Street Bank & Trust Co.	USD	1,012	NOK	10,982	07/19/2024	35,831
State Street Bank & Trust Co.	USD	1,575	SEK	17,075	07/19/2024	51,490
State Street Bank & Trust Co.	USD	303	SEK	3,182	07/19/2024	(203)
State Street Bank & Trust Co.	SGD	982	USD	731	07/25/2024	2,583
State Street Bank & Trust Co.	USD	105	NZD	171	07/25/2024	253
State Street Bank & Trust Co.	CHF	399	USD	446	08/08/2024	191
State Street Bank & Trust Co.	CHF	138	USD	153	08/08/2024	(788)
State Street Bank & Trust Co.	USD	153	CHF	138	08/08/2024	643
State Street Bank & Trust Co.	USD	317	CHF	284	08/08/2024	(111)
State Street Bank & Trust Co.	USD	432	JPY	66,157	08/16/2024	(7,138)
UBS AG	BRL	4,037	USD	786	06/04/2024	17,230
UBS AG	USD	770	BRL	4,037	06/04/2024	(1,364)
UBS AG	EUR	1,672	USD	1,827	06/12/2024	12,678
UBS AG	USD	565	AUD	853	06/27/2024	2,735
UBS AG	USD	1,005	NOK	11,055	07/19/2024	49,462

						$12,627

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.34%	USD	8,680	$678,161	$586,088	$92,073

*	Termination date

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi- Annual	$(194,600)	$209,143		$(403,743)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi- Annual	(118,652)	117,715		(236,367)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi- Annual	(335,665)	333,433		(669,098)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi- Annual	(248,288)	223,984		(472,272)
NZD	7,750	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi- Annual	(136,971)	118,759		(255,730)
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	(1,581,535)	– 0	–	(1,581,535)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	42,984	– 0	–	42,984
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi- Annual	(421,254)	(162,282)		(258,972)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	834,715	373,247		461,468
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi- Annual	122,091	– 0	–	122,091

						$(2,037,175)	$1,213,999		$(3,251,174)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Non-income producing security.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the market value of this security amounted to $4,187 or 0.0% of net assets.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BR – Bearer

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $149,765,731)	$153,478,590	(a)
Affiliated issuers (cost $13,676,397 - including investment of cash collateral for securities loaned of $366,822)	13,676,397
Cash collateral due from broker	8,000,779
Foreign currencies, at value (cost $505,773)	512,559
Unrealized appreciation on forward currency exchange contracts	2,679,339
Receivable for variation margin on futures	447,035
Unaffiliated dividends and interest receivable	220,215
Receivable for variation margin on centrally cleared swaps	92,916
Affiliated dividends receivable	49,612
Receivable for capital stock sold	3,521
Receivable for investment securities sold	2,452
Receivable due from Adviser	1,684
Other assets	1,803

Total assets	179,166,902

Liabilities
Unrealized depreciation on forward currency exchange contracts	2,666,712
Custody and accounting fees payable	395,835
Payable for collateral received on securities loaned	366,822
Advisory fee payable	95,592
Payable for capital stock redeemed	51,954
Administrative fee payable	42,120
Distribution fee payable	38,447
Transfer Agent fee payable	17,222
Directors’ fees payable	5,698
Accrued expenses	94,574

Total liabilities	3,774,976

Net Assets	$175,391,926

Composition of Net Assets
Capital stock, at par	$105,940
Additional paid-in capital	190,287,586
Accumulated loss	(15,001,600)

Net Assets	$175,391,926

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$160,818,105	9,707,484	$16.57	*

C	$2,116,128	142,894	$14.81

Advisor	$11,186,933	667,665	$16.76

I	$1,270,760	75,996	$16.72

(a)	Includes securities on loan with a value of $390,996 (see Note E).

*	The maximum offering price per share for Class A shares was $17.31 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Interest	$1,518,689
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $56,775)	537,070
Affiliated issuers	379,951
Securities lending income	3,567	$2,439,277

Expenses
Advisory fee (see Note B)	544,757
Distribution fee—Class A	206,057
Distribution fee—Class C	10,303
Distribution fee—Class R	417
Distribution fee—Class K	804
Transfer agency—Class A	130,299
Transfer agency—Class C	1,716
Transfer agency—Advisor Class	9,942
Transfer agency—Class R	223
Transfer agency—Class K	666
Transfer agency—Class I	816
Custody and accounting	88,036
Audit and tax	57,462
Registration fees	52,078
Administrative	51,714
Printing	26,258
Legal	21,492
Directors’ fees	11,380
Miscellaneous	31,146

Total expenses before bank overdraft expense	1,245,566
Bank overdraft expense	5,415

Total expenses	1,250,981
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(11,420)

Net expenses		1,239,561

Net investment income		1,199,716

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		14,865,569
Forward currency exchange contracts		1,530,772
Futures		4,007,805
Options written		77,437
Swaps		(290,714)
Foreign currency transactions		(1,195,683)
Net change in unrealized appreciation (depreciation) of:
Investments		(9,809,097)
Forward currency exchange contracts		927,458
Futures		(275,375)
Swaps		652,671
Foreign currency denominated assets and liabilities		(32,977)

Net gain on investment and foreign currency transactions		10,457,866

Net Increase in Net Assets from Operations		$11,657,582

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,199,716	$4,181,331
Net realized gain (loss) on investment and foreign currency transactions	18,995,186	(2,310,161)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(8,537,320)	(4,234,632)

Net increase (decrease) in net assets from operations	11,657,582	(2,363,462)
Distributions to Shareholders
Class A	(2,310,531)	(16,389,921)
Class C	(25,123)	(186,826)
Advisor Class	(214,999)	(1,343,971)
Class R	(2,480)	(26,240)
Class K	(8,873)	(58,331)
Class I	(20,265)	(156,841)
Capital Stock Transactions
Net decrease	(13,123,158)	(38,675,085)

Total decrease	(4,047,847)	(59,200,677)
Net Assets
Beginning of period	179,439,773	238,640,450

End of period	$175,391,926	$179,439,773

See notes to consolidated financial statements.

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2024, net assets of the Fund were $175,391,926, of which $9,394,329, or 5%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, and Class I. Class B, Class R, Class K, and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$55,838,089		$	– 0	–	$55,838,089
Governments – Treasuries		– 0	–	30,519,289			– 0	–	30,519,289
Investment Companies		26,516,485		– 0	–		0	(a)	26,516,485
Common Stocks:
Financials		51,232		3,171,250			53,593		3,276,075
Health Care		54,359		2,054,619			– 0	–	2,108,978
Industrials		39,136		1,984,217			12,391		2,035,744
Consumer Staples		808		1,727,229			– 0	–	1,728,037
Materials		59,399		1,518,909			63,718		1,642,026
Utilities		– 0	–	1,600,554			– 0	–	1,600,554
Consumer Discretionary		6		1,489,475			– 0	–	1,489,481
Energy		1,013		1,126,732			926		1,128,671
Information Technology		140,404		853,104			– 0	–	993,508
Communication Services		139,397		652,789			11,894		804,080
Real Estate		10,042		371,778			– 0	–	381,820
Governments – Sovereign Bonds		– 0	–	1,147,585			– 0	–	1,147,585
Rights		720		– 0	–		– 0	–	720
Warrants		– 0	–	– 0	–		0	(a)	– 0	–
Short-Term Investments:
U.S. Treasury Bills		– 0	–	22,267,448			– 0	–	22,267,448
Investment Companies		13,309,575		– 0	–		– 0	–	13,309,575
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		366,822		– 0	–		– 0	–	366,822

Total Investments in Securities		40,689,398		126,323,067			142,522	(a)	167,154,987
Other Financial Instruments(b):
Assets:
Futures		1,403,108		– 0	–		– 0	–	1,403,108	(c)
Forward Currency Exchange Contracts		– 0	–	2,679,339			– 0	–	2,679,339
Centrally Cleared Credit Default Swaps		– 0	–	678,161			– 0	–	678,161	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	999,790			– 0	–	999,790	(c)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2			Level 3			Total
Liabilities:
Futures	$(1,264,064)		$	– 0	–	$	– 0	–	$(1,264,064	)(c)
Forward Currency Exchange Contracts	– 0	–		(2,666,712)			– 0	–	(2,666,712)
Centrally Cleared Interest Rate Swaps	– 0	–		(3,036,965)			– 0	–	(3,036,965	)(c)

Total	$40,828,442			$124,976,680			$142,522	(a)	$165,947,644

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2024, the reimbursement for such services amounted to $51,714.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $52,594 for the six months ended May 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $712 from the sale of Class A shares and received $91 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net

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advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2024, such waiver amounted to $10,582.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,016	$66,235	$67,942	$13,309	$380
Government Money Market Portfolio*	72	52,340	52,045	367	2

Total				$13,676	$382

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,499,876, $427,530 and $260,946 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$27,869,553		$32,372,907
U.S. government securities	– 0	–	30,167,854

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$12,916,473
Gross unrealized depreciation	(12,211,044)

Net unrealized appreciation	$705,429

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the

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potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has

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realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the six months ended May 31, 2024, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended May 31, 2024, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on

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swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to

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generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are

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subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC

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derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$361,175	*	Payable for variation margin on futures	$452,241	*

Equity contracts	Receivable for variation margin on futures	561,674	*	Payable for variation margin on futures	59,204	*

Commodity contracts	Receivable for variation margin on futures	480,259	*	Payable for variation margin on futures	752,619	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	92,073	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	626,543	*	Payable for variation margin on centrally cleared swaps	3,877,717	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,679,339		Unrealized depreciation on forward currency exchange contracts	2,666,712

Total		$4,801,063			$7,808,493

*  Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,097,010)	$(688,397)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	4,642,979	378,953

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	461,836	34,069

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	1,530,772	927,458

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(155,373)	– 0	–

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	77,437	– 0	–

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,734,802)	1,252,422

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,444,088	(599,751)

Total		$5,169,927	$1,304,754

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:

Futures:
Average notional amount of buy contracts	$171,028,810
Average notional amount of sale contracts	$20,602,488
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$160,294,307
Average principal amount of sale contracts	$207,340,842
Purchased Options:
Average notional amount	$14,337,500	(a)
Options Written:
Average notional amount	$13,795,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$83,741,531
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$14,665,257

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB GLOBAL RISK ALLOCATION FUND

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$391,326	$(391,326)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	795,794	(498,929)		– 0	–		– 0	–		296,865
BNP Paribas SA	12,266	(11,786)		– 0	–		– 0	–		480
Citibank, NA	58,749	(58,749)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	246,288	(179,924)		– 0	–		– 0	–		66,364
Goldman Sachs Bank USA	170,498	(103,850)		– 0	–		– 0	–		66,648
HSBC Bank USA	127,477	(39,965)		– 0	–		– 0	–		87,512
JPMorgan Chase Bank, NA	130,126	(130,126)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services, Inc.	410,595	(410,595)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	254,115	(203,207)		– 0	–		– 0	–		50,908

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
UBS AG	$82,105	$(1,364)	$	– 0	–	$	– 0	–	$80,741

Total	$2,679,339	$(2,029,821)	$	– 0	–	$	– 0	–	$649,518	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$577,006	$(391,326)	$	– 0	–	$	– 0	–	$185,680
Barclays Bank PLC	498,929	(498,929)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	11,786	(11,786)	– 0	–	– 0	–	– 0	–
Citibank, NA	63,320	(58,749)	– 0	–	– 0	–	4,571
Deutsche Bank AG	179,924	(179,924)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	103,850	(103,850)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	39,965	(39,965)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	205,914	(130,126)	– 0	–	– 0	–	75,788
Morgan Stanley Capital Services, Inc.	589,800	(410,595)	– 0	–	– 0	–	179,205
Standard Chartered Bank	188,802	– 0	–	– 0	–	– 0	–	188,802
State Street Bank & Trust Co.	203,207	(203,207)	– 0	–	– 0	–	– 0	–
UBS AG	1,364	(1,364)	– 0	–	– 0	–	– 0	–

Total	$2,663,867	$(2,029,821)	$	– 0	–	$	– 0	–	$634,046	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB CAYMAN GLOBAL RISK ALLOCATION FUND

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank, NA	$2,845	$	– 0	–	$	– 0	–	$	– 0	–	$2,845

Total	$2,845	$	– 0	–	$	– 0	–	$	– 0	–	$2,845	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$390,996	$366,822	$34,600	$1,787	$1,780	$838

*	As of May 31, 2024.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class A
Shares sold	98,717	1,026,060	$1,603,584	$15,851,463

Shares issued in reinvestment of dividends and distributions	133,902	798,854	2,092,894	12,573,958

Shares converted from Class C	3,378	31,682	54,458	497,876

Shares redeemed	(830,208)	(4,052,576)	(13,462,807)	(63,825,234)

Net decrease	(594,211)	(2,195,980)	$(9,711,871)	$(34,901,937)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class C
Shares sold	19,920	37,743	$287,984	$540,411

Shares issued in reinvestment of dividends and distributions	1,656	12,082	23,215	171,686

Shares converted to Class A	(3,771)	(35,244)	(54,458)	(497,876)

Shares redeemed	(11,987)	(30,446)	(172,731)	(428,751)

Net increase (decrease)	5,818	(15,865)	$84,010	$(214,530)

Advisor Class
Shares sold	36,823	417,368	$603,881	$6,729,993

Shares issued in reinvestment of dividends and distributions	10,931	66,962	172,498	1,064,694

Shares redeemed	(197,503)	(668,792)	(3,245,495)	(10,645,899)

Net decrease	(149,749)	(184,462)	$(2,469,116)	$(2,851,212)

Class R
Shares sold	63	499	$1,048	$13,985

Shares issued in reinvestment of dividends and distributions	154	1,665	2,480	26,240

Shares redeemed	(13,715)	(10,633)	(235,106)	(168,086)

Net decrease	(13,498)	(8,469)	$(231,578)	$(127,861)

Class K
Shares sold	871	5,604	$14,203	$90,355

Shares issued in reinvestment of dividends and distributions	567	3,708	8,872	58,326

Shares redeemed	(49,703)	(6,725)	(822,852)	(105,237)

Net increase (decrease)	(48,265)	2,587	$(799,777)	$43,444

Class I
Shares sold	9,371	19,026	$152,663	$303,333

Shares issued in reinvestment of dividends and distributions	1,287	9,882	20,264	156,837

Shares redeemed	(10,289)	(69,346)	(167,753)	(1,083,159)

Net increase (decrease)	369	(40,438)	$5,174	$(622,989)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Below Investment-Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$12,986,910	$20,574,730
Net long-term capital gains	5,175,220	– 0	–

Total distributions paid	$18,162,130	$20,574,730

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$1,701,874	(a)
Other losses	(72,332	)(b)
Unrealized appreciation (depreciation)	(18,486,377)

Total accumulated earnings (deficit)	$(16,856,835)

(a)	During the fiscal year, the Fund utilized $307,130 of capital loss carry forwards to offset current year net realized gains.

(b)	As of November 30, 2023, the cumulative deferred loss on straddles was $72,332.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund did not have any capital loss carryforwards.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 15.75	$ 17.25	$ 19.91	$ 18.11	$ 16.77	$ 15.62

Income From Investment Operations

Net investment income (loss)(a)(b)	.11	.34	.47	.29	(.01)	.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.93	(.53)	(1.33)	2.06	1.58	1.16

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.04	(.19)	(.86)	2.35	1.57	1.24

Less: Dividends and Distributions

Dividends from net investment income	(.04)	(1.05)	(1.80)	(.55)	(.21)	(.09)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.22)	(1.31)	(1.80)	(.55)	(.23)	(.09)

Net asset value, end of period	$ 16.57	$ 15.75	$ 17.25	$ 19.91	$ 18.11	$ 16.77

Total Return

Total investment return based on net asset value(d)*	6.72%	(1.19)%	(4.90	)%+	13.45%	9.39%	7.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$160,818	$162,288	$215,597	$207,089	$190,591	$194,924

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.38	%^	1.39%	1.29%	1.27%	1.36%	1.37%

Expenses, before waivers/reimbursements(e)(f)	1.39	%^	1.40%	1.30%	1.27%	1.37%	1.37%

Net investment income (loss)(b)	1.32	%^	2.17%	2.66%	1.50%	(.06)%	.47%

Portfolio turnover rate	24%	13%	1%	7%	20%	3%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%	.03%	.02%	.02%	.00%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$14.12	$15.57	$18.09	$16.50	$15.26	$14.24

Income From Investment Operations

Net investment income (loss)(a)(b)	.05	.20	.31	.12	(.15)	(.04)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.82	(.47)	(1.20)	1.89	1.46	1.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.87	(.27)	(.89)	2.01	1.31	1.02

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.92)	(1.63)	(.42)	(.05)	– 0	–

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.18)	(1.18)	(1.63)	(.42)	(.07)	– 0	–

Net asset value, end of period	$14.81	$14.12	$15.57	$18.09	$16.50	$15.26

Total Return

Total investment return based on net asset value(d)*	6.26%	(1.89)%	(5.59	)%+	12.57%	8.57%	7.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,116	$1,935	$2,382	$2,669	$3,382	$4,115

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	2.14	%^	2.15%	2.05%	2.03%	2.12%	2.13%

Expenses, before waivers/reimbursements(e)(f)	2.15	%^	2.16%	2.06%	2.03%	2.13%	2.13%

Net investment income (loss)(b)	.65	%^	1.43%	1.92%	.69%	(1.02)%	(.30)%

Portfolio turnover rate	24%	13%	1%	7%	20%	3%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%	.03%	.02%	.02%	.00%

See	footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 15.95	$ 17.45	$ 20.12	$ 18.29	$ 16.93	$ 15.77

Income From Investment Operations

Net investment income(a)(b)	.12	.39	.52	.35	.01	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.95	(.54)	(1.34)	2.07	1.62	1.17

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.07	(.15)	(.82)	2.42	1.63	1.29

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(1.09)	(1.85)	(.59)	(.25)	(.13)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.26)	(1.35)	(1.85)	(.59)	(.27)	(.13)

Net asset value, end of period	$ 16.76	$ 15.95	$ 17.45	$ 20.12	$ 18.29	$ 16.93

Total Return

Total investment return based on net asset value(d)*	6.83%	(.95)%	(4.65	)%+	13.69%	9.68%	8.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,187	$13,036	$17,477	$13,604	$12,153	$14,632

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.12	%^	1.14%	1.04%	1.02%	1.12%	1.12%

Expenses, before waivers/reimbursements(e)(f)	1.14	%^	1.15%	1.05%	1.02%	1.12%	1.12%

Net investment income(b)	1.49	%^	2.47%	2.90%	1.78%	.06%	.72%

Portfolio turnover rate	24%	13%	1%	7%	20%	3%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%	.03%	.02%	.02%	.00%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 15.92	$ 17.41	$ 20.09	$ 18.27	$ 16.91	$ 15.76

Income From Investment Operations

Net investment income(a)(b)	.13	.39	.53	.35	.04	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.93	(.53)	(1.35)	2.07	1.60	1.16

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.06	(.14)	(.82)	2.42	1.64	1.29

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(1.09)	(1.86)	(.60)	(.26)	(.14)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	(.26)	(1.35)	(1.86)	(.60)	(.28)	(.14)

Net asset value, end of period	$ 16.72	$ 15.92	$ 17.41	$ 20.09	$ 18.27	$ 16.91

Total Return

Total investment return based on net asset value(d)*	6.88%	(.94)%	(4.63	)%+	13.78%	9.72%	8.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,271	$1,204	$2,021	$2,390	$2,063	$3,095

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.10	%^	1.13%	1.02%	.99%	1.06%	1.07%

Expenses, before waivers/reimbursements(e)(f)	1.11	%^	1.14%	1.03%	1.00%	1.07%	1.07%

Net investment income(b)	1.62	%^	2.46%	2.95%	1.77%	.21%	.78%

Portfolio turnover rate	24%	13%	1%	7%	20%	3%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%	.03%	.02%	.02%	.00%

See footnote summary on page 59.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2024 and the years ended November 30, 2023, November 30, 2022, November 30, 2021 and November 30, 2020, such waiver amounted to .01% (annualized), .01%, .01%, .02% and .01%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30,
			2023	2022	2021	2020	2019
Class A
Net of waivers/reimbursements	1.37	%^	1.38%	1.29%	1.27%	1.36%	1.35%
Before waivers/reimbursements	1.38	%^	1.39%	1.30%	1.27%	1.37%	1.36%
Class C
Net of waivers/reimbursements	2.13	%^	2.14%	2.05%	2.03%	2.12%	2.11%
Before waivers/reimbursements	2.14	%^	2.15%	2.06%	2.03%	2.13%	2.11%
Advisor Class
Net of waivers/reimbursements	1.12	%^	1.13%	1.04%	1.02%	1.12%	1.10%
Before waivers/reimbursements	1.13	%^	1.14%	1.05%	1.02%	1.12%	1.11%
Class I
Net of waivers/reimbursements	1.09	%^	1.12%	1.02%	.99%	1.06%	1.05%
Before waivers/reimbursements	1.10	%^	1.14%	1.03%	1.00%	1.07%	1.05%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2020 and November 30, 2019 by .01% and .31%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to consolidated financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held in-person on October 31-November 2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2023. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0524

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 26, 2024